As filed with the Securities and Exchange Commission on September 22, 1995.

                                         Registration Nos. 33-7451
                                                           811-4761

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                          ______________________

                                  FORM N-1A


                 REGISTRATION STATEMENT UNDER THE SECURITIES     ( )
                                 ACT OF 1933

                      Pre-Effective Amendment No. ____           ( )

                      Post-Effective Amendment No. 16            (X)
                                    and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT     ( )
                                    COMPANY ACT OF 1940

                               Amendment No. 17                  (X)

                 FLAGSHIP PENNSYLVANIA TRIPLE TAX EXEMPT FUND

              (Exact Name of Registrant as Specified in Charter)

          One Dayton Centre
          One South Main Street
          Dayton, Ohio                                 45402
          (Address of Principal                        (Zip Code)
           Executive Offices)

          Registrant's Telephone Number,
          Including Area Code:  (513) 461-0332

                                             Please Send Copy of
                                             Communications to:

          RICHARD P. DAVIS                   RICHARD T. PRINS, ESQ.
          President                          Skadden, Arps, Slate,
            Flagship Pennsylvania              Meagher & Flom
              Triple Tax Exempt Fund         919 Third Avenue
          One Dayton Centre                  New York, New York
          One South Main Street                             10022
          Dayton, Ohio  45402                (212) 735-3000
          (Name and Address of
           Agent for Service)


          It is proposed that this filing will become effective
          (check appropriate box)

          (X)  Immediately upon filing pursuant to paragraph (b)
          ( )  on (date) pursuant to paragraph (b),
          ( )  60 days after filing pursuant to paragraph (a)(1)
          ( )  on (date) pursuant to paragraph (a)(1)
          ( )  75 days after filing pursuant to paragraph (a)(2)
          ( )  on (date) pursuant to paragraph (a)(2) of Rule 485.




                            CROSS REFERENCE SHEET
                (as required by Item 501(b) of Regulation S-K)

          N-1A Item No.                     Location

          Part A

          Item 1.  Cover Page               Cover Page
          Item 2.  Synopsis                 Not Applicable
          Item 3.  Condensed Financial      Condensed Financial
                      Information             Information
          Item 4.  General Description      The Fund and
                      of Registrant           Its Objective
          Item 5.  Management of            Management of
                      the Fund                the Fund; Distribution
          Item 5A.  Management's            Not Applicable
                      Discussion of
                      Fund Performance
          Item 6.  Capital Stock and        Description of
                      Other Securities        Shares;
                                              Distributions
          Item 7.  Purchase of              How to Invest
                      Securities
                      Being Offered
          Item 8.  Redemption or            How to Redeem
                      Repurchase
          Item 9.  Pending Legal            Not Applicable
                      Proceedings

          Part B

          Item 10.  Cover Page              Cover Page
          Item 11.  Table of Contents       Table of Contents
          Item 12.  General Information     Not Applicable
                      and History
          Item 13.  Investment Objectives   Investment Objectives
                      and Policies            and Policies
          Item 14.  Management of           Officers and Trustees
                      the Fund
          Item 15.  Control Persons and     Officers and Trustees
                      Principal Holders
                      of Securities
          Item 16.  Investment Advisory     Investment Advisory
                      and Other Services      Services;
                                              Distributor;
                                              Officers and
                                              Directors;
                                              Custodian and
                                              Transfer Agent
          Item 17.  Brokerage Allocation    Portfolio Transactions
          Item 18.  Capital Stock and       Yield and
                      Other Securities        Current Return
          Item 19.  Purchase, Redemption    Purchase, Redemption
                      and Pricing of          and Pricing of
                      Securities              Shares; Exchange
                      Being Offered           and Reinvestment
                                              Privileges; System-
                                              atic Withdrawal
          Item 20.  Tax Status              Taxes
          Item 21.  Underwriters            Distributor
          Item 22.  Calculations of         Not Applicable
                      Yield Quotations
                      of Money Market
                      Funds
          Item 23.  Financial Statements    Financial Statements

          Part C

                    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.


                           PART C:  OTHER INFORMATION

          Item 24.  Financial Statements and Exhibits.

                    List all financial statements and exhibits as part of the Registration Statement.

                    (a)  Financial Statements:

                    Included in Part A of the Registration Statement:

                         Condensed Per Share Information*

                    Included in Part B of the Registration Statement:

                         Audited Financial Statements as of and for the period ended May 31, 1994*

                    Unaudited financial statements for the Wisconsin sub-trust for the period June 1, 1994 to October 31, 1994.

                    (b)  Exhibits:
                         (1)  Declaration of Trust as amended*
                         (2)  By-Laws*
                         (4)  Specimen of Share of Beneficial Interest
                              Certificate*
                         (5)  Investment Advisory Agreement*
                         (6)  (a)  Distribution Agreement*
                              (b)  Selling Agreement*
                              (c)  Form of Bank Clearing Agreement*
                              (d)  Form of Multiple Class Distribution
                                   Plan and Agreements*
                         (8)  Custodian Agreement*
                         (9)  Transfer Agreement*
                         (10) (a)  Opinion of Special Pennsylvania
                                   Counsel - Formation and Validity*
                              (b)  Opinion of Touche Ross & Co.*
                         (11) (a)  Consent of Deloitte & Touche*
                              (b)  Auditor's Report on Multiple Class
                                   Procedures*
                         (13) Letter of Understanding relating to
                              initial capital*
                         (15) (a)  Distribution Plan*
                              (b)  Service Agreement*
                              (c)  Form of Selling Agreement*
                              (d)  Form of Service Agreement*
                         (16) Total Return Calculation*
                         (17) Power of Attorney*

          Item 25.  Persons Controlled by or under
                    Common Control with Registrant.

                    Because the Fund's Trustees are the same persons who serve as Trustees, or directors, as the case may be, of the Flagship Tax Exempt Funds Trust and

          _____________________
          *    Previously filed.


          Flagship Admiral Funds Inc., the Registrant may be deemed to be under common control with those funds.

          Item 26.  Number of Holders of Securities.

                    As of September 21, 1995:

                        (1)                      (2)
                                              Number of
                                               Record
                  Title of Class               Holders

               Shares of Beneficial
                 Interest, without par
                 value . . . . . . . .           0

          Item 27.  Indemnification.

                    Please see Article IX SECTION 1 of the Registrant's By-Laws (Exhibit 2) and Title 15, Section 410 of the
          Pennsylvania General Corporation law.

                    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Item 28.  Business and Other Connections of Investment
                    Advisor.

                    See "Officers and Trustees" in the Statement of Additional Information.

          Item 29.  Principal Underwriters.

                    (a)  The Distributor is also the principal
          underwriter for each sub-trust of the Flagship Tax Exempt Funds Trust and Flagship Admiral Funds Inc.

                    (b) The information required with respect to the directors and executive officers of the Distributor is set forth under the heading "Officers and Trustees" in the Statement of Additional Information incorporated by reference in the Prospectus constituting Part A of this Registration Statement.

                    (c)  Not applicable.  The Registrant's only
          principal underwriter is an affiliated person of an affiliated person of the Registrant.

          Item 30.  Location of Accounts and Records.

                    All accounts, books and other documents
          required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Flagship Pennsylvania Triple Tax Exempt Fund, located at One Dayton Centre, One South Main Street, Dayton, Ohio 45402-2030, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts.

          Item 31.  Management Services.

                    Other than as set forth under the captions
          "Distributor" and "Investment Advisor" in the Prospectus constituting Part I of this Registration Statement, the Registrant is not a party to any management-related service contract.

          Item 32.  Undertakings.

                    1. Registrant undertakes that if it does not hold annual meetings that it will abide by section 16(c) of the 1940 Act which provides certain rights to shareholders.

                    2. Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.


                                  SIGNATURES

                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dayton, and State of Ohio, on the 21st day of September, 1995.

                              FLAGSHIP PENNSYLVANIA TRIPLE
                                   TAX EXEMPT FUND

                              By /s/ Bruce Paul Bedford
                                 __________________________
                                     Bruce Paul Bedford
                                     Chairman

                              POWER OF ATTORNEY

                    Know all Men By These Presents, that each person whose name appears below constitutes and appoints Bruce Paul Bedford and Richard P. Davis, and each of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

                    This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

                    Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                Signature               Title                Date

          /s/ BRUCE PAUL BEDFORD         Chairman of     September 21, 1995
              Bruce Paul Bedford         the Board

          /s/ RICHARD P. DAVIS*          President       September 21, 1995
              Richard P. Davis           and Trustee

          /s/ MICHAEL D. KALBFLEISCH(*)  Treasurer       September 21, 1995
              Michael D. Kalbfleisch

          /s/ ROBERT P. BREMNER*         Trustee         September 21, 1995
              Robert P. Bremner

          /s/ JOSEPH F. CASTELLANO*      Trustee         September 21, 1995
              Joseph F. Castellano

          /s/ PAUL F. NEZI*              Trustee         September 21, 1995
              Paul F. Nezi

          /s/ WILLIAM J. SCHNEIDER*      Trustee         September 21, 1995
              William J. Schneider

          ___________________
          * Signed by Bruce Paul Bedford pursuant to a power of attorney.




                          SCHEDULE OF EXHIBITS TO FORM N-1A

          Exhibit                                              Page
          Number                  Exhibit                      Number

            (1)     Declaration of Trust as amended*
            (2)     By-Laws*
            (4)     Specimen of Share of Beneficial
                    Interest Certificate*
            (5)     Investment Advisory Agreement*
            (6)     (a)  Distribution Agreement*
                    (b)  Selling Agreement*
                    (c)  Form of Bank Clearing Agreement*
                    (d)  Form of Multiple Class Distribu-
                         tion Plan and Agreements*
            (8)     Custodian Agreement*
            (9)     Transfer Agreement*
           (10)     (a)  Opinion of Special Pennsylvania
                         Counsel - Formation and
                         Validity*
                    (b)  Opinion of Touche Ross & Co.*
           (11)     (a)  Consent of Deloitte & Touche*
                    (b)  Auditor's Report on Multiple Class Procedures
           (13)     Letter of Understanding relating to
                    initial capital*
           (15)     (a)  Distribution Plan*
                    (b)  Service Agreement*
                    (c)  Form of Selling Agreement*
                    (d)  Form of Service Agreement*
                    (e)  Form of Multiple Class Distribu-
                         tion Plan and Agreements*
           (16)     Total Return Calculation*
           (17)     Power of Attorney*

          ____________________
          *    Previously filed.